Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets Disclosure [Abstract]
Amortization expense of finite-lived intangibles	$ 9,571	$ 9,573	$ 8,986